Consolidated Balance Sheets In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Current assets
Cash and cash equivalents	$ 126,131	794,311	611,387
Accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB11,850; March 31, 2012: RMB13,916 (US$2,210))	12,546	79,012	77,402
Inventories	1,059	6,666	6,729
Prepaid expenses and other receivables	1,836	11,561	9,982
Trading securities	56	354
Deferred tax assets	837	5,268	5,373
Total current assets	142,465	897,172	710,873
Property, plant and equipment, net	42,535	267,862	250,348
Non-current prepayments	455	2,863	5,752
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2011: RMB28,106; March 31, 2012: RMB38,628 (US$6,134))	40,371	254,236	240,952
Inventories	5,502	34,651	31,600
Intangible assets, net	20,610	129,791	134,412
Available-for-sale equity securities	15,593	98,199	52,733
Other investment	21,336	134,363	134,363
Deferred tax assets	796	5,013	2,565
Total assets	289,663	1,824,150	1,563,598
Current liabilities
Bank loan	7,146	45,000	45,000
Accounts payable	1,007	6,343	5,046
Accrued expenses and other payables	5,296	33,351	106,731
Deferred revenue	16,850	106,110	82,319
Amounts due to related party	57	360	360
Income tax payable	944	5,943	11,156
Total current liabilities	31,300	197,107	250,612
Non-current deferred revenue	48,676	306,534	162,668
Other non-current liabilities	9,594	60,420	30,036
Deferred tax liabilities	3,884	24,462	26,890
Total liabilities	93,454	588,523	470,206
China Cord Blood Corporation shareholders' equity
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 75,406,875 shares and 73,140,147 shares issued and outstanding as of March 31, 2011 and 2012, respectively	8	50	52
Additional paid-in capital	137,460	865,654	910,316
Accumulated other comprehensive (loss)/income	4,138	26,057	(18,580)
Retained earnings	49,380	310,973	178,993
Total equity attributable to China Cord Blood Corporation	190,986	1,202,734	1,070,781
Non-controlling interests	5,223	32,893	22,611
Total equity	196,209	1,235,627	1,093,392
Commitments and contingencies
Total liabilities and equity	$ 289,663	1,824,150	1,563,598